Fair Value Measurements (Details) - Schedule of Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Cash and marketable securities held in Trust Account	$ 6,049,745	$ 44,688,320
Warrant Liability-Private Placement Warrants
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Cash and marketable securities held in Trust Account
Warrant Liability-Private Placement Warrants
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Cash and marketable securities held in Trust Account
Warrant Liability-Private Placement Warrants	$ 107,713	$ 356,666